8. Net Loss per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Loss Per Share Details
Net loss available for stockholders	$ (2,950,004)	$ (3,790,126)	$ (4,228,440)	$ (18,883,852)
Weighted average outstanding shares of common stock	64,093,846	55,248,993	62,845,402	52,892,940
Dilutive effect of stock options and warrants
Common stock and equivalents	64,093,846	55,248,993	62,845,402	52,892,940
Net loss per share - Basic and diluted			$ (0.07)	$ (0.36)	$ (0.42)	$ (0.07)